CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	¥ (39,385,588)	$ (5,632,064)	¥ (193,200,639)	¥ (271,835,982)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	(5,870,581)	(839,482)	7,632,517	139,445,017
Share-based compensation (Note 13)	27,731,397	3,965,537	24,232,978	47,659,304
Depreciation and amortization	110,958,296	15,866,825	122,145,353	148,064,759
Reduction in the carrying amount of right-of-use assets	4,975,534	711,492	6,742,635	8,303,344
Investment income	(5,543,812)	(792,755)	(2,358,995)	(1,426,370)
Unrealized foreign exchange gain	(4,076,187)	(582,887)	(1,965,545)	(4,557,547)
Deferred income tax benefit	(24,206,422)	(3,461,472)	(23,286,678)	(10,952,309)
Loss on disposal of property, plant and equipment	2,305,199	329,639	470,395	22,077
Write-downs of inventories (Note 4)	89,204,469	12,756,069	30,028,243	21,681,652
Changes in operating assets and liabilities:
Accounts receivable	101,333,387	14,490,482	(44,889,491)	65,371,286
Inventories	(89,468,382)	(12,793,808)	(288,201,161)	2,627,537
Prepayments and other current assets	(77,815,236)	(11,127,431)	(58,796,807)	(5,062,337)
Other non-current assets	(16,929,320)	(2,420,861)	(6,136,484)	6,269,554
Accounts payable and notes payable	(64,925,901)	(9,284,280)	423,029,917	(33,303,059)
Advances from customers	146,731,281	20,982,294	16,557,569	(5,657,752)
Deferred revenue	31,330,262	4,480,168	12,210,754	5,953,975
Other non-current liabilities	3,244,075	463,897	729,322	(1,280,068)
Income tax receivable				13,340,152
Income taxes payable	1,125,796	160,987	(285,999)	(540,152)
Accrued expenses and other current liabilities	166,457,067	23,803,043	32,804,911	(21,922,192)
Operating lease liabilities	(3,905,319)	(558,453)	(5,176,177)	(8,465,797)
Net cash provided by operating activities	353,270,015	50,516,940	52,286,618	93,735,092
Investing activities:
Cash paid for purchase of property, plant and equipment	(177,808,393)	(25,426,261)	(119,749,137)	(78,934,562)
Cash paid for purchase of term deposits	(50,008,000)	(7,151,049)	(379,755,995)	(379,419,347)
Cash received from redemption of term deposits	195,028,000	27,888,633	204,717,290	513,238,247
Cash paid for purchase of short-term investments	(3,435,678,000)	(491,295,420)	(2,045,830,020)	(420,000,000)
Cash received from sale of short-term investments	3,377,865,710	483,028,372	2,048,189,015	581,426,370
Net cash provided by (used in) investing activities	(90,600,683)	(12,955,725)	(292,428,847)	216,310,708
Financing activities:
Cash received from exercise of employee stock options	164,587	23,536	267,335	654,023
Proceeds from short-term bank borrowings	240,000,000	34,319,544	200,000,000	100,000,000
Repayment for short-term bank borrowings	(200,000,000)	(28,599,620)	(100,000,000)	(160,000,000)
Net cash (used in) provided by financing activities	40,164,587	5,743,460	100,267,335	(59,345,977)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(13,648,886)	(1,951,765)	6,051,800	8,913,200
Net increase (decrease) in cash, cash equivalents and restricted cash	289,185,033	41,352,910	(133,823,094)	259,613,023
Cash, cash equivalents and restricted cash at the beginning of the year	846,417,099	121,036,035	980,240,193	720,627,170
Cash, cash equivalents and restricted cash at the end of the year	1,135,602,132	162,388,945	846,417,099	980,240,193
Supplemental information
Interest paid	5,900,833	843,808	5,460,000	1,616,253
Income tax paid	89,930	12,860	142,311	1,066,182
Construction payable	¥ 55,417,029	$ 7,924,530	¥ 19,824,443	¥ 13,441,923